Property and Equipment net (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Period Amortization	$ (39,215)	$ (42,448)
Costs	772,326	729,311
Additions	24,646	43,014	$ 33,748
Accumulated amortization	(556,833)	(517,616)
Net Balance	240,139	254,709
Costs		729,311	695,563
Accumulated amortization		(517,616)	(475,168)
Balance-end of the period		254,709	254,143
Period Amortization [Member]
Accumulated amortization		(42,448)	(95,172)
Leasehold Improvements [Member]
Period Amortization	0	(11,258)
Costs	259,981	259,981
Additions	0	0	0
Accumulated amortization	(259,981)	(259,981)
Net Balance	0	0
Balance-end of the period		0	11,258
Leasehold Improvements [Member] | Period Amortization [Member]
Accumulated amortization		(11,258)	(54,037)
Computer [Member]
Period Amortization	(1,705)	(2,920)
Costs	70,781	70,781
Additions	0	0	0
Accumulated amortization	(70,781)	(69,076)
Net Balance	0	1,705
Balance-end of the period		1,705	4,625
Computer [Member] | Period Amortization [Member]
Accumulated amortization		(2,920)	(4,732)
Furniture Fixtures Equipment [Member]
Period Amortization	0	(1,870)
Costs	31,126	31,126
Additions	0	0	0
Accumulated amortization	(31,126)	(31,126)
Net Balance	0	0
Balance-end of the period		0	1,869
Furniture Fixtures Equipment [Member] | Period Amortization [Member]
Accumulated amortization		(1,870)	(6,417)
Lab Equipment [Member]
Period Amortization	(37,510)	(26,400)
Costs	410,438	367,423
Additions	24,646	43,014	33,748
Accumulated amortization	(194,945)	(157,433)
Net Balance	$ 240,139	253,004
Balance-end of the period		253,004	236,391
Lab Equipment [Member] | Period Amortization [Member]
Accumulated amortization		$ (26,400)	$ (29,986)